Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net:

	December 31, 2023	June 30, 2024
	RMB	RMB
Gross carrying amount
Software	916	916
Licenses	21,000	21,000
Agency agreements	18,000	18,000
Channel relationship	19,000	19,000
Total intangible assets	58,916	58,916

Less: accumulated amortization
Software	(916)	(916)
Licenses	(12,950)	(14,000)
Agency agreements	(18,000)	(18,000)
Channel relationship	(19,000)	(19,000)
Total intangible assets, net	8,050	7,000

Schedule of Estimated Amortization Expenses	The estimated amortization expenses for each of the following periods are as follows:
June 30, 2024
RMB
Remainder of 2024	1,050
2025	2,100
2026	2,100
2027	1,750
Total	7,000